Share-based payments - Outstanding RSUs/PSUs Activity (Details) - RSUs/PSUs	6 Months Ended
Jun. 30, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period (in shares)	3,085,667
Granted (in shares)	1,005,712
Dividends credited (in shares)	79,276
Settled (in shares)	(1,031,426)
Forfeited (in shares)	(52,717)
Outstanding, end of period (in shares)	3,086,512